NOTE 10 – DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Note 10 Derivative Liabilities
NOTE - 10 DERIVATIVE LIABILITY - Schedule of Fair Value Measurement of Liabilities

	Six months ended	Year ended
	June 30	December 31,
	2023	2022
Expected term	0.25 - 0.75 years	0.75 - 1.49 years
Expected average volatility	77% - 118%	83% - 152%
Expected dividend yield	—	—
Risk-free interest rate	4.67% - 5.43%	0.06% - 4.73%

Years ended
December 31,
	2022	2021
Expected term	0.75 – 1.49 years	0.16 - 1.18 years
Expected average volatility	83% - 152%	145% - 241%
Expected dividend yield	—	—
Risk-free interest rate	0.06% - 4.73%	0.07% - 0.09%

NOTE 10 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs
Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2022	$1,357,787

Settled on issuance of common stock	(240,258)
Change in fair value of the warrant	(342,575)
Balance – June 30, 2023	$774,954

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2020	$1,025,691

Settled on issuance of common stock	(708,611)
Change in fair value of the derivative	(317,080)
Balance - December 31, 2021	$—

Addition of new derivatives recognized as cash received	500,000
Addition of new derivatives recognized as loss on derivatives	943,833
Settled on issuance of common stock	(1,792,582)
Change in fair value of the warrants	1,706,536
Balance - December 31, 2022	$1,357,787

NOTE 10- DERIVATIVE LIABILITY - Schedule of Change in Fair Value of Derivative Liability Included in Income Statement
	Six months ended
	June 30,
	2023	2022
Addition of new derivatives recognized as loss on derivatives	$—	$—
Revaluation of derivative liabilities	(342,575)	—
(Gain) on change in fair value of derivative liability	$(342,575)	$—

	Years ended
	December 31,
	2022	2021
Addition of new derivatives recognized as loss on derivatives	$943,833	$—
Revaluation of derivative liabilities	1,706,536	(317,080)
Change in fair value of derivative liabilities	$2,650,369	$(317,080)